Operating Leases and Obligations Related to Finance Leases - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) valuator vessel contract	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Minimum Liquidity Covenant Requirement	$ 35,000,000.0
Minimum Liquidity as a Percentage of Consolidated Debt Covenant Requirement	5.00%
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 0	$ 449,000
Number of vessels chartered in | vessel	8	11
Interest Rate Swaps Terminated
Lessee, Lease, Description [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			$ 3,200,000
LR2 and Aframax Tankers
Lessee, Lease, Description [Line Items]
Number of Time Charters with Option to Extend | contract	1
Lessee, Operating Lease, Term of Contract		12 months
Bunker Tanker
Lessee, Lease, Description [Line Items]
Number of vessels chartered in | vessel		1
Lessee, Operating Lease, Term of Contract		54 months
Minimum
Lessee, Lease, Description [Line Items]
Long-term Debt, Term	6 months
Number of Third Party Valuators | valuator	2
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	1 year